Related Party Transactions and Balance (Details) - CEO [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions and Balance [Line Items]
Other current liabilities balance	¥ 397
Mr. Liu [Member]
Related Party Transactions and Balance [Line Items]
Received amount	¥ 397